                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21133

                            Clarion Investment Trust
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               (Exact name of registrant as specified in charter)

                       230 Park Avenue, New York, NY 10169
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        (Address of principal executive offices)              (Zip code)

                                  Daniel Heflin

                            Clarion Investment Trust

                                 230 Park Avenue

                               New York, NY 10169
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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Item 1. Schedule of Investments.
        Attached hereto.

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CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

                                                                                       Principal
                                                                                        Amount             Value
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (98.69%)
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.393% due 12/12/12      $   4,557,112      $   4,583,812
Morgan Stanley Dean Witter Capital I                       4.030% due 06/15/09          4,570,323          4,581,392
CS First Boston Mortgage Securities Corp.                  6.380% due 12/18/10          4,000,000          4,385,320
First Union - Lehman Brothers Commercial Mortgage Corp.    6.790% due 10/18/11          3,300,000          3,625,050
GE Capital Commercial Mortgage Corp.                       4.093% due 01/10/10          3,500,000          3,493,920
Bear Stearns Commercial Mortgage Securities, Inc.          7.780% due 02/15/10          3,000,000          3,436,740
Mortgage Capital Funding, Inc.                             6.000% due 02/18/08 (a)      3,600,000          3,289,781
Chase Commercial Mortgage Securities Corp.                 6.390% due 11/18/08          3,000,000          3,160,380
Commercial Mortgage Pass-Through Certificates              5.234% due 08/10/13          3,000,000          3,130,500
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.090% due 01/15/14          3,000,000          3,116,550
CS First Boston Mortgage Securities Corp.                  6.000% due 07/15/12 (a)      4,479,000          3,090,331
GE Capital Commercial Mortgage Corp.                       4.865% due 05/10/13          3,000,000          3,069,060
CS First Boston Mortgage Securities Corp.                  5.530% due 07/15/14 (a)      3,000,000          3,037,620
Wachovia Bank Commercial Mortgage Trust                    5.367% due 06/15/15 (a)      3,500,000          2,957,636
J.P. Morgan Chase Commercial Mortgage Securities Corp.     0.266% due 11/12/22 (a)     72,630,842 (b)      2,777,549
DLJ Mortgage Acceptance Corp.                              7.760% due 04/15/07 (a)      2,600,000          2,768,714
LB UBS Commercial Mortgage Trust                           5.072% due 08/15/13 (a)      3,618,000          2,661,632
BXG Receivables Note Trust                                 4.445% due 10/01/11 (a)      2,644,351          2,634,435
DLJ Mortgage Acceptance Corp.                              7.830% due 08/12/06 (a)      2,500,000          2,619,350
Chase Commercial Mortgage Securities Corp.                 7.600% due 06/18/06          2,500,000          2,602,950
Commercial Mortgage Pass-Through Certificates              5.090% due 06/10/11          2,500,000          2,588,650
CS First Boston Mortgage Securities Corp.                  5.226% due 11/15/14 (a)      3,000,000          2,540,157
Mortgage Capital Funding, Inc.                             7.214% due 11/20/07 (a)      2,500,000          2,502,147
GMAC Commercial Mortgage Securities, Inc.                  4.576% due 05/10/13          2,415,940          2,451,986
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.056% due 01/12/13 (a)      3,727,000          2,262,259
DLJ Commercial Mortgage Corp.                              7.981% due 09/10/24          2,000,000          2,249,940
DLJ Commercial Mortgage Corp.                              7.613% due 06/10/09          2,000,000          2,217,400
Wachovia Bank Commercial Mortgage Trust                    4.932% due 04/15/13 (a)      3,020,000          2,204,011
Chase Commercial Mortgage Securities Corp.                 6.484% due 02/14/11 (a)      2,000,000          2,191,920
Wachovia Bank Commercial Mortgage Trust                    5.235% due 07/15/14 (a)      2,000,000          2,028,740
Wachovia Bank Commercial Mortgage Trust                    4.260% due 04/15/09          2,000,000          2,007,680
CS First Boston Mortgage Securities Corp.                  5.603% due 08/15/14 (a)      2,000,000          2,003,940
GE Capital Commercial Mortgage Corp.                       5.396% due 04/10/14 (a)      2,000,000          1,995,250
Banc of America Commercial Mortgage, Inc.                  4.041% due 04/10/09          2,000,000          1,995,078
GS Mortgage Securities Corp. II                            6.526% due 08/15/11 (a)      1,795,000          1,994,855
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.473% due 01/12/15 (a)      2,000,000          1,989,822
LB UBS Commercial Mortgage Trust                           0.390% due 05/15/17 (a)     53,763,511 (b)      1,967,852
Wachovia Bank Commercial Mortgage Trust                    0.048% due 09/15/24 (a)    100,899,544 (b)      1,958,864
CS First Boston Mortgage Securities Corp.                  6.067% due 03/15/13 (a)      1,750,000          1,810,725
Merrill Lynch Mortgage Investors, Inc.                     7.420% due 03/25/06          1,750,000          1,807,172
CS First Boston Mortgage Securities Corp.                  6.250% due 10/18/09          1,595,000          1,688,893
DLJ Commercial Mortgage Corp.                              6.080% due 08/10/08          1,504,572          1,544,790
Bear Stearns Commercial Mortgage Securities, Inc.          6.502% due 02/12/06 (a)      1,500,000          1,541,865
Mortgage Capital Funding, Inc.                             5.750% due 12/21/26          1,500,000          1,472,051
Chase Commercial Mortgage Securities Corp.                 7.370% due 02/19/07          1,331,242          1,396,234
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.538% due 07/12/17 (a)      1,300,000          1,287,707
J.P. Morgan Chase Commercial Mortgage Securities Corp.     6.942% due 12/15/11 (a)      1,000,000          1,133,300
GS Mortgage Securities Corp. II                            6.771% due 05/03/11 (a)      1,000,000          1,119,300
Prudential Securities Secured Financing Corp.              7.193% due 04/15/09          1,000,000          1,104,750
LB UBS Commercial Mortgage Trust                           5.250% due 07/15/13 (a)      1,120,000          1,093,103
Chase Commercial Mortgage Securities Corp.                 6.560% due 05/18/08          1,000,000          1,074,410
Commercial Mortgage Acceptance Corp.                       6.272% due 08/15/08          1,000,000          1,068,230
Morgan Stanley Dean Witter Capital I                       4.570% due 07/18/06          1,034,380          1,042,924
Bear Stearns Commercial Mortgage Securities, Inc.          5.817% due 05/14/09 (a)      1,000,000          1,017,330
Wachovia Bank Commercial Mortgage Trust                    5.153% due 12/15/14 (a)      1,000,000          1,009,492
CS First Boston Mortgage Securities Corp.                  4.730% due 11/15/06 (a)      1,000,000            999,996
LB UBS Commercial Mortgage Trust                           4.647% due 02/15/13          1,000,000            989,292
LB UBS Commercial Mortgage Trust                           5.103% due 01/15/16 (a)      1,000,000            973,734
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.280% due 09/12/17 (a)      1,000,000            973,444
Nationslink Funding Corp.                                  6.001% due 11/20/07            952,358            959,843

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CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
January 31, 2005 (unaudited)

                                                                                        Principal
                                                                                         Amount              Value
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
---------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp.                       6.790% due 08/15/08      $     775,343      $     806,256
Chase Commercial Mortgage Securities Corp.                 7.370% due 05/19/07            750,000            799,425
J.P. Morgan Chase Commercial Mortgage Securities Corp.     0.264% due 06/12/24 (a)     62,160,026 (b)        769,728
GE Capital Commercial Mortgage Corp.                       0.044% due 07/10/19 (a)     74,612,772 (b)        728,668
Commercial Mortgage Pass-Through Certificates              3.251% due 10/10/12            757,007            727,998
Wachovia Bank Commercial Mortgage Trust                    0.130% due 07/15/26 (a)    118,635,767 (b)        699,714
Morgan Stanley Dean Witter Capital I                       5.310% due 06/15/06            630,153            638,093
Wachovia Bank Commercial Mortgage Trust                    3.280% due 01/15/06 (a)        600,000            586,411
LB UBS Commercial Mortgage Trust                           6.155% due 07/14/11 (a)        550,761            586,268
DLJ Mortgage Acceptance Corp.                              7.660% due 04/15/07 (a)        500,000            532,180
Commercial Mortgage Pass-Through Certificates              3.280% due 12/15/06 (a)        500,000            500,470
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.621% due 06/15/18 (a)        500,000            499,513
Morgan Stanley Dean Witter Capital I                       5.980% due 09/15/06            457,740            463,018
Merrill Lynch Mortgage Investors, Inc.                     7.120% due 03/18/07            325,065            340,395
Chase Commercial Mortgage Securities Corp.                 6.600% due 12/19/07            120,000            127,958
TIAA Commercial Real Estate Securitization                 5.770% due 05/19/06 (a)         78,064             79,053
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   Total Commercial Mortgage-Backed Securities
   (Cost $139,436,905)                                                                                   140,167,006
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CORPORATE BONDS (5.09%)
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Senior Housing Trust                                       8.625% due 01/15/12          1,850,000          2,104,375
Meritage Corp.                                             7.000% due 05/01/14          1,585,000          1,640,475
Standard Pacific Corp.                                     6.875% due 05/15/11          1,000,000          1,045,000
Petro Stopping Centers LP                                  9.000% due 02/15/12            750,000            780,000
Forest City Enterprises                                    6.500% due 02/01/17            700,000            701,750
Standard Pacific Corp.                                     7.750% due 03/15/13            500,000            540,000
Stater Brothers Holdings                                   8.125% due 06/15/12            400,000            421,000
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   Total Corporate Bonds
   (Cost $7,232,125)                                                                                       7,232,600
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MORTGAGE-BACKED SECURITIES (2.72%)
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Federal National Mortgage Association                      5.50% due 10/01/32           1,405,598          1,431,075
Federal Home Loan Mortgage Corporation                     5.50% due 03/01/23           1,010,438          1,025,595
Federal National Mortgage Association                      5.00% due 05/01/18           1,002,969          1,000,461
Federal Home Loan Mortgage Corporation                     6.00% due 11/01/32             396,403            409,596
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   Total Mortgage-Backed Securities
   (Cost $3,893,175)                                                                                       3,866,727
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UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (7.25%)
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                   5.888% due 08/16/42          3,440,659          3,638,899
Government National Mortgage Association                   3.110% due 01/16/19          1,881,761          1,835,599
Government National Mortgage Association                   5.504% due 09/16/44          1,076,012          1,110,058
Government National Mortgage Association                   5.466% due 11/16/45          1,095,518          1,109,769
Government National Mortgage Association                   5.128% due 01/16/45          1,092,266          1,039,786
Government National Mortgage Association                   5.481% due 03/16/46            535,408            541,682
Government National Mortgage Association                   5.559% due 03/16/44            521,233            538,438
Government National Mortgage Association                   5.107% due 11/16/45            537,547            484,044
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   Total United States Government Agencies & Obligations
   (Cost $9,638,789)                                                                                      10,298,275
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TOTAL SECURITIES (113.75%)
   (Cost $160,200,994) (c)                                                                               161,564,608
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LIABILITIES IN EXCESS OF OTHER ASSETS (13.75%)                                                           (19,538,773)
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NET ASSETS (100.00%)                                                                                     142,025,835
=====================================================================================================================

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2005 was $69,418,866 or 48.9% of net assets.

(b)     Represents notional amount of interest-only security.

(c) The cost for federal income tax purposes was $160,200,994. At January 31, 2005 net unrealized appreciation for all securities based on tax cost was $1,363,614. This consisted of aggregate gross unrealized appreciation for all securities of $3,446,866 and aggregate gross unrealized depreciation for all securities of $2,083,252.

Item 2. Controls and Procedures.

        (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

        (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:  /s/ Daniel Heflin
     -----------------------------------------
     Daniel Heflin
     President and Chief Executive Officer

Date: March 29, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Daniel Heflin
     -----------------------------------------
     Daniel Heflin
     President and Chief Executive Officer

Date: March 29, 2005

By:  /s/ Yuriy Zubatyy
     -----------------------------------------
     Yuriy Zubatyy
     Chief Financial Officer

Date: March 29, 2005